Income Taxes - Schedule of Net Loss before Taxes (Detail) $ in Thousands	8 Months Ended
Dec. 31, 2018 USD ($)
Income Tax Disclosure [Abstract]
U.S. loss before taxes	$ (17,348)
Foreign loss before taxes	0
Loss before income taxes	$ (17,348)